15. Non-financial assets and liabilities (Details 7) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ (20,551)	$ 25,661
Annual salary assumed | One percentage point increase
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	12,170	13,635
Annual salary assumed | One percentage point decrease
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ (11,205)	$ (12,120)